Securities - Aggregate Fair Value of Investments with Continuous Unrealized Loss Position (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	$ 60,585,000,000	$ 54,834,000,000
Less than 12 months Unrealized losses	860,000,000	439,000,000
12 months or more Fair value	4,229,000,000	5,890,000,000
12 months or more Unrealized losses	274,000,000	373,000,000
Total Fair value	64,814,000,000	60,724,000,000
Total Unrealized losses	1,134,000,000	812,000,000	$ 533,000,000
AOCI, transfers from AFS to HTM Securities, gross unrealized losses, greater than 12 months	190,000,000	240,000,000
AOCI, transfers from AFS to HTM Securities, gross unrealized losses, less than 12 months	0	8,000,000
Securities available-for-sale
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	32,802,000,000	25,392,000,000
Less than 12 months Unrealized losses	506,000,000	190,000,000
12 months or more Fair value	3,952,000,000	3,778,000,000
12 months or more Unrealized losses	265,000,000	327,000,000
Total Fair value	36,754,000,000	29,170,000,000
Total Unrealized losses	771,000,000	517,000,000	459,000,000
Securities available-for-sale | U.S. Treasury
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	8,489,000,000	6,343,000,000
Less than 12 months Unrealized losses	181,000,000	36,000,000
12 months or more Fair value	0	0
12 months or more Unrealized losses	0	0
Total Fair value	8,489,000,000	6,343,000,000
Total Unrealized losses	181,000,000	36,000,000	15,000,000
Securities available-for-sale | U.S. government agencies
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	257,000,000	148,000,000
Less than 12 months Unrealized losses	9,000,000	1,000,000
12 months or more Fair value	0	10,000,000
12 months or more Unrealized losses	0	0
Total Fair value	257,000,000	158,000,000
Total Unrealized losses	9,000,000	1,000,000	2,000,000
Securities available-for-sale | State and political subdivisions
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	1,058,000,000	143,000,000
Less than 12 months Unrealized losses	33,000,000	2,000,000
12 months or more Fair value	131,000,000	117,000,000
12 months or more Unrealized losses	19,000,000	11,000,000
Total Fair value	1,189,000,000	260,000,000
Total Unrealized losses	52,000,000	13,000,000	24,000,000
Securities available-for-sale | Agency RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	14,766,000,000	8,500,000,000
Less than 12 months Unrealized losses	141,000,000	44,000,000
12 months or more Fair value	1,673,000,000	1,316,000,000
12 months or more Unrealized losses	200,000,000	243,000,000
Total Fair value	16,439,000,000	9,816,000,000
Total Unrealized losses	341,000,000	287,000,000	325,000,000
Securities available-for-sale | Non-agency RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	21,000,000	72,000,000
Less than 12 months Unrealized losses	0	0
12 months or more Fair value	332,000,000	417,000,000
12 months or more Unrealized losses	13,000,000	20,000,000
Total Fair value	353,000,000	489,000,000
Total Unrealized losses	13,000,000	20,000,000	26,000,000
Securities available-for-sale | Other RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	26,000,000	2,000,000
Less than 12 months Unrealized losses	0	0
12 months or more Fair value	136,000,000	298,000,000
12 months or more Unrealized losses	8,000,000	21,000,000
Total Fair value	162,000,000	300,000,000
Total Unrealized losses	8,000,000	21,000,000	25,000,000
Securities available-for-sale | Commercial MBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	302,000,000	567,000,000
Less than 12 months Unrealized losses	7,000,000	9,000,000
12 months or more Fair value	163,000,000	224,000,000
12 months or more Unrealized losses	4,000,000	7,000,000
Total Fair value	465,000,000	791,000,000
Total Unrealized losses	11,000,000	16,000,000	7,000,000
Securities available-for-sale | Agency commercial MBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	3,570,000,000	2,551,000,000
Less than 12 months Unrealized losses	78,000,000	31,000,000
12 months or more Fair value	589,000,000	172,000,000
12 months or more Unrealized losses	6,000,000	4,000,000
Total Fair value	4,159,000,000	2,723,000,000
Total Unrealized losses	84,000,000	35,000,000	9,000,000
Securities available-for-sale | CLOs
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	443,000,000	1,599,000,000
Less than 12 months Unrealized losses	1,000,000	10,000,000
12 months or more Fair value	404,000,000	455,000,000
12 months or more Unrealized losses	0	3,000,000
Total Fair value	847,000,000	2,054,000,000
Total Unrealized losses	1,000,000	13,000,000	7,000,000
Securities available-for-sale | Other asset-backed securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	276,000,000	2,001,000,000
Less than 12 months Unrealized losses	1,000,000	10,000,000
12 months or more Fair value	357,000,000	546,000,000
12 months or more Unrealized losses	5,000,000	7,000,000
Total Fair value	633,000,000	2,547,000,000
Total Unrealized losses	6,000,000	17,000,000	6,000,000
Securities available-for-sale | Corporate bonds
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	594,000,000	338,000,000
Less than 12 months Unrealized losses	16,000,000	10,000,000
12 months or more Fair value	7,000,000	128,000,000
12 months or more Unrealized losses	1,000,000	4,000,000
Total Fair value	601,000,000	466,000,000
Total Unrealized losses	17,000,000	14,000,000	7,000,000
Securities available-for-sale | Sovereign debt/sovereign guaranteed
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	1,521,000,000	2,063,000,000
Less than 12 months Unrealized losses	20,000,000	30,000,000
12 months or more Fair value	63,000,000	43,000,000
12 months or more Unrealized losses	0	0
Total Fair value	1,584,000,000	2,106,000,000
Total Unrealized losses	20,000,000	30,000,000	2,000,000
Securities available-for-sale | Non-agency RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	25,000,000	45,000,000
Less than 12 months Unrealized losses	0	1,000,000
12 months or more Fair value	47,000,000	52,000,000
12 months or more Unrealized losses	9,000,000	7,000,000
Total Fair value	72,000,000	97,000,000
Total Unrealized losses	9,000,000	8,000,000	4,000,000
Securities available-for-sale | Other debt securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	742,000,000	505,000,000
Less than 12 months Unrealized losses	10,000,000	3,000,000
12 months or more Fair value	50,000,000	0
12 months or more Unrealized losses	0	0
Total Fair value	792,000,000	505,000,000
Total Unrealized losses	10,000,000	3,000,000	0
Securities available-for-sale | Foreign covered bonds
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	712,000,000	515,000,000
Less than 12 months Unrealized losses	9,000,000	3,000,000
12 months or more Fair value	0	0
12 months or more Unrealized losses	0	0
Total Fair value	712,000,000	515,000,000
Total Unrealized losses	9,000,000	3,000,000	0
Held-to-maturity
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	27,783,000,000	29,442,000,000
Less than 12 months Unrealized losses	354,000,000	249,000,000
12 months or more Fair value	277,000,000	2,112,000,000
12 months or more Unrealized losses	9,000,000	46,000,000
Total Fair value	28,060,000,000	31,554,000,000
Total Unrealized losses	363,000,000	295,000,000	74,000,000
Held-to-maturity | U.S. Treasury
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	6,112,000,000	9,121,000,000
Less than 12 months Unrealized losses	41,000,000	51,000,000
12 months or more Fair value	0	0
12 months or more Unrealized losses	0	0
Total Fair value	6,112,000,000	9,121,000,000
Total Unrealized losses	41,000,000	51,000,000	16,000,000
Held-to-maturity | U.S. government agencies
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	1,533,000,000	1,122,000,000
Less than 12 months Unrealized losses	6,000,000	6,000,000
12 months or more Fair value	0	0
12 months or more Unrealized losses	0	0
Total Fair value	1,533,000,000	1,122,000,000
Total Unrealized losses	6,000,000	6,000,000	3,000,000
Held-to-maturity | State and political subdivisions
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	0	4,000,000
Less than 12 months Unrealized losses	0	1,000,000
12 months or more Fair value	4,000,000	0
12 months or more Unrealized losses	1,000,000	0
Total Fair value	4,000,000	4,000,000
Total Unrealized losses	1,000,000	1,000,000	1,000,000
Held-to-maturity | Agency RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	19,498,000,000	16,491,000,000
Less than 12 months Unrealized losses	297,000,000	171,000,000
12 months or more Fair value	102,000,000	1,917,000,000
12 months or more Unrealized losses	2,000,000	34,000,000
Total Fair value	19,600,000,000	18,408,000,000
Total Unrealized losses	299,000,000	205,000,000	44,000,000
Held-to-maturity | Non-agency RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	4,000,000	40,000,000
Less than 12 months Unrealized losses	0	0
12 months or more Fair value	48,000,000	29,000,000
12 months or more Unrealized losses	2,000,000	2,000,000
Total Fair value	52,000,000	69,000,000
Total Unrealized losses	2,000,000	2,000,000	2,000,000
Held-to-maturity | Other RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	15,000,000	9,000,000
Less than 12 months Unrealized losses	0	0
12 months or more Fair value	123,000,000	166,000,000
12 months or more Unrealized losses	4,000,000	10,000,000
Total Fair value	138,000,000	175,000,000
Total Unrealized losses	4,000,000	10,000,000	8,000,000
Held-to-maturity | Commercial MBS
Investments, Unrealized Loss Position [Line Items]
Total Unrealized losses	0	0	0
Held-to-maturity | Agency commercial MBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	621,000,000	494,000,000
Less than 12 months Unrealized losses	10,000,000	9,000,000
12 months or more Fair value	0	0
12 months or more Unrealized losses	0	0
Total Fair value	621,000,000	494,000,000
Total Unrealized losses	10,000,000	9,000,000
Held-to-maturity | Sovereign debt/sovereign guaranteed
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value		2,161,000,000
Less than 12 months Unrealized losses		11,000,000
12 months or more Fair value		0
12 months or more Unrealized losses		0
Total Fair value		2,161,000,000
Total Unrealized losses	0	11,000,000	$ 0
Held-to-maturity | Other debt securities
Investments, Unrealized Loss Position [Line Items]
Total Unrealized losses	0	0
Held-to-maturity | Foreign covered bonds
Investments, Unrealized Loss Position [Line Items]
Total Unrealized losses	$ 0	$ 0